CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	¥ 10,717	¥ 7,455	¥ 7,627
Interest received	913	707	587
Income taxes paid	(1,355)	(825)	(733)
Net cash inflow from operating activities	10,275	7,337	7,481
Cash flows from investing activities
Net cash payment for business combination	(34)	(9)	(165)
Purchase of property, plant and equipment	(319)	(165)	(85)
Purchase of intangible assets	(713)	(456)	(442)
Purchase of land use right	0	(543)	(526)
Placement of short-term investments	(12,000)		(160)
Receipt from short-term investments	12,035		1,215
Placement of term deposits with initial terms of over three months	(24,458)	(13,663)	(33,919)
Receipt from maturity of term deposits with initial terms of over three months	18,851	12,828	33,170
Payments for disposal of subsidiaries	(25)
Proceeds from disposal of investments accounted for using equity method	18	59
Payments for acquisition of investments accounted for using equity method	(234)	(15)	(473)
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(22)	(10)	(160)
Payments for loan to third parties	(11)	(70)
Receipts from repayments of loans to third parties	20	46
Dividends received	61	126	74
Capital reduction of an associate	0	7	21
Other investing activities	13	2	4
Net cash outflow from investing activities	(6,818)	(1,863)	(1,446)
Cash flows from financing activities
Proceeds from exercise of share options	156	57	3
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(21)	(23)	(40)
Shares withheld for share award schemes	(217)	(100)	(18)
Payments for repurchase of ordinary shares	(1,925)	(1,249)	(3,127)
Dividents paid to the Company's shareholders	(1,508)
Dividends paid to non-controlling interests	(68)	(42)	(70)
Proceeds from issuance of additional equity of non-wholly owned subsidiaries		52	3
Capital contribution from non-controlling interests	6
Payments for interests	(119)	(117)	(115)
Principal elements of lease payments	(134)	(116)	(130)
Proceeds from other equity transactions			75
Net cash outflow from financing activities	(3,830)	(1,538)	(3,419)
Net increase/ (decrease) in cash and cash equivalents	(373)	3,936	2,616
Cash and cash equivalents at beginning of the year	13,567	9,555	6,591
Exchange differences on cash and cash equivalents	(30)	76	348
Cash and cash equivalents at end of the year	¥ 13,164	¥ 13,567	¥ 9,555